Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is either not an emerging growth company or, an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is either not an emerging growth company or, an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Adoption of new accounting standard
Adoption of new accounting standard
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (“ASC Topic 606”). ASU
2014-09
provides a single comprehensive revenue recognition framework and supersedes almost all existing revenue recognition guidance including industry-specific revenue guidance. Included in the new principle-based revenue recognition model are changes to the basis for determining the timing of revenue recognition. In addition, the standard expands and improves revenue disclosures. The Company adopted the new standard effective January 1, 2019, the first day of the Company’s fiscal year, using the modified retrospective approach. As part of the adoption of this standard, the Company was required to apply the standard to new contracts and those not completed as of the date of adoption.

Revenue Recognition
Revenue Recognition
Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contract with Customers (“ASC Topic 606”) provides a single comprehensive revenue recognition framework and supersedes almost all revenue recognition guidance including industry-specific revenue guidance. To determine the proper revenue recognition method under ASC Topic 606, the Company evaluates whether two or more contracts should be combined and accounted for as one single contract and if so, whether to account for the combined or single contract as more than one performance obligation. In general, the Company has concluded that there is a single performance obligation because the promise to transfer individual goods or services is not separately identifiable from the commitment to the deliverable of the contract and, therefore, is not distinct.
The Company generally recognizes revenue over time as control transfers to a customer based upon the extent of progress towards satisfaction of the performance obligation. For services delivered under fixed price contracts, the Company uses the ratio of actual costs incurred to total estimated costs at completion (an input method) as a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. A contract containing a mix of hourly and fixed fee assignments may be characterized as one lump sum contract for purposes of ASC Topic 606. As such, a contract must contain hourly billed components exclusively to qualify for the as-billed
practical expedient in ASC Topic 606. For the three and nine months ended September 30, 2021, the Company derived 96.2% and 95.5% of its revenue from contracts classified as lump sum, and 3.8% and 4.5% of its revenue from exclusively time and material contracts, respectively. The Company had approximately $114.6 million in remaining performance obligations as of September 30, 2021 of which it expects to recognize approximately 99.1% within the next twelve months and the remaining 0.9% thereafter.

Revenue Recognition
As discussed in Note 1, the Company provides a variety of engineering and related professional services to customers located throughout the United States. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement. Excluded from the transaction price are amounts collected on behalf of third parties for sales and similar taxes.
Long-term contracts typically contain billing terms that provide for invoicing once a month and payment on a net
30-day
basis. Exceptions to monthly billing terms are to ensure that the Company performs satisfactorily rather than representing a significant financing component. For example, fixed price contracts may provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets its contractual requirements rather than having billing monthly. Additionally, contracts may include retentions or holdbacks paid at the end of a project to ensure that Company meets the contract requirements. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customer and the transfer of promised services to the customer will be less than one year.
As a professional services engineering firm, the Company generally recognizes revenue over time as control transfers to a customer based upon the extent of progress towards satisfaction of the performance obligation.
For services delivered under fixed price contracts, the Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and sub-consultants.
Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up
basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.
When a performance obligation is billed using a
time-and-material
type contract, the Company measures its progress to complete based upon the hours incurred for the period times contractually agreed upon billing rates plus any materials delivered or consumed in the project. When applicable, the Company will recognize revenue under these contracts as invoiced under the practical expedient.
In certain situations, it is possible that two or more contracts should be combined and accounted for as a single contract, or a single contract should be accounted for as multiple performance obligations. This requires significant judgment and could impact the amount and timing of revenue recognition. Such determinations are made using management’s best estimate and knowledge of contracts and related performance obligations.

The Company’s contracts may contain variable consideration in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Variable consideration is generally estimated using the expected value method but may from time to time be estimated using the most likely amount method depending on the circumstance. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based upon historical experience and known trends.
The Company recognizes claims against vendors,
sub-consultants,
and others as a reduction in costs when the contract establishes enforceability, and the amounts of recovery are reasonably estimable and probable. Reduction in costs are recognized at the lesser of the amount management expects to recover or costs incurred.
Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:
Accounts receivables, net:
Accounts receivable, net (contract receivables) includes amounts billed under the contract terms. The amounts are stated at their net realizable value. The Company maintains an allowance for doubtful accounts to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables.
Contract Assets:
Contract Assets are recorded when progress to completion revenue earned on contracts exceeds amounts actually billed under the contract. It may also include contract retainages that can be billed once contract stipulations are satisfied.
Contract Liabilities:
Contract Liabilities are recorded when amounts actually billed under a contract exceeds the progress to completion revenue earned under the contract.

Contract Cost Assets
Contract Cost Assets
Contract acquisition costs are comprised of costs to obtain and fulfill contracts. These costs, such as pre-contract
costs, mobilization costs, and performance bonds, are capitalized if they are (i) incremental to the contract, (ii) expected to be recovered, (iii) not representative of satisfaction of the performance obligation. Capitalized costs are typically amortized over the life of the contract. The Company has elected the practical expedient to expense as incurred these costs, to the extent incurred, if the amortization period is one year or less. Due to the practical expedient, no costs were required to be capitalized during the years ended December 31, 2019 and 2020.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from the estimates and assumptions that were used.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from the estimates and assumptions that were used.

Cash and Cash Equivalent
Cash and Cash Equivalent
The Company considers cash on deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution. Certain of these accounts are designated as zero balance accounts wherein the balance is swept out nightly to reduce the Company’s line of credit balance, if any.
Under the terms of the Company’s Credit Agreement, the Company’s primary lender may make advances to prevent or cover an overdraft on any of the Company’s accounts. The lender may make such advances even if the advances cause the outstanding balance to exceed the credit limit under the Credit Agreement. On the accompanying combined balance sheets at December 31, 2019 and 2020, the Company has included $1.7 million and $2.2 million, respectively, of payments in excess of cash on hand in accounts payable and accrued expenses. The total amount of such checks did not exceed the availability under the Company’s line of credit as of December 31, 2019 and December 31, 2020.

Concentration of Credit Risk and other Concentrations
Concentration of Credit Risk and other Concentrations
The Company’s financial instruments that are exposed to concentrations of credit risk consist of cash and accounts receivable.
Cash balances at various times during the year may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company’s cash deposits are held in institutions whose credit ratings are monitored by management, and the Company has not incurred any losses related to such deposits.
The Company is subject to a concentration of credit risk with respect to outstanding accounts receivable. However, the Company believes no such concentration existed during the nine months ended September 30, 2021, or the year ended December 31, 2020. The Company’s customers are located throughout the United States. Although the Company generally grants credit without collateral, management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Also, for non-governmental
customers, the Company can often place mechanics liens against the real property associated with the contract in the event of non-payment.

Concentration of Credit Risk and other Concentrations
The Company’s financial instruments that are exposed to concentrations of credit risk consist of cash and accounts receivable.
Cash balances at various times during the year may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company’s cash deposits are held in institutions whose credit ratings are monitored by management, and the Company has not incurred any losses related to such deposits.
The Company is subject to a concentration of credit risk with respect to outstanding accounts receivable, however the Company believes no such concentration existed during the years ended December 31, 2019 and 2020. The Company’s customers are located throughout the United States. Although the Company generally grants credit without collateral, management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Also, for non-governmental
customers, the Company can often place mechanics liens against the real property associated with the contract in the event of non-payment.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The Company records accounts receivable net of an allowance for doubtful accounts. The allowance is determined based upon management’s review of the estimated collectability of the specific accounts receivable, plus a general provision based upon the historical loss experience and existing economic conditions. The Company charges off uncollectible amounts against the allowance for doubtful accounts once management determines the amount, or a portion thereof, to be worthless. As of December 31, 2019, and 2020, the balance in the allowance for doubtful accounts was $0.9 million and $1.5 million, respectively.
Activity in the allowance for doubtful accounts that accounts for the change in balance consisted of the following:

	December 31, 2019	December 31, 2020
Balance as of beginning of the year	$883	$939
Provision for doubtful accounts	129	799
Write-offs of uncollectable accounts	(73)	(190)

Balance as of the end of the year	$939	$1,548

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Improvements and replacements of property and equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of property and equipment are charged to expense as incurred. Upon the sale or retirement of property and equipment, the cost and related accumulated depreciation are removed from the respective accounts and any gain or loss is reported in the combined statements of operations. Depreciation is provided for using the straight-line method over the estimated useful lives as follows for the major classes of assets:

Computer equipment	3 to 5 years
Survey equipment	2 to 5 years
Vehicles	5 years
Furniture and fixtures	7 years
Software	3 to 5 years
Leasehold improvements	the lesser of useful life or term of lease

For the years ended December 31, 2019 and 2020, the Company recognized a $0.1 million and a $0.1 million gain from the disposal of certain pieces of property and equipment in connection with sale-leaseback transactions, respectively. This amount is recorded within gain on sale on the accompanying combined financial statements.

Business Combinations
Business Combinations
Business combinations are accounted for under the acquisition method of accounting, which requires recognition separately from goodwill, the assets acquired, and the liabilities assumed at their acquisition date fair values. While best estimates and assumptions are used to calculate the fair value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, when applicable, the estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, adjustments that are based on new information obtained about facts and circumstances that existed as of the acquisition date are recorded to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in the combined income statements.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
The purchase price of an acquired business is allocated to the tangible assets and separately identifiable intangible assets acquired, less liabilities assumed, based upon their respective fair values with any excess purchase price over such fair values being recorded as goodwill. Goodwill and intangible assets acquired in a business combination and determined to have indefinite useful life are not amortized, but instead are reviewed for impairment annually, or more frequently if impairment indicators arise. Intangible assets with estimable useful lives are amortized over such lives and reviewed for impairment if indicators are present.
The Company performs its annual impairment test as of October 1 of each year. As its business is highly integrated and its components have similar economic characteristics, the Company has concluded it has one reporting unit at the combined entity level. The Company performs a Step 1 impairment analysis by comparing the fair value of the reporting unit to carrying amount. Management engaged a third-party valuation firm to assist with the determination of fair value for the years ended December 31, 2019 and 2020. The fair value of the reporting unit derives from multiple weighted valuation techniques. If the fair value of the reporting unit is less than its carrying amount, we conduct a Step 2 impairment analysis to determine the implied fair value of the reporting unit’s goodwill. An impairment loss is recognized for the difference of the reporting unit’s implied fair value of goodwill and its carrying amount.
The Company performed an impairment analysis for the years ended December 31, 2019 and 2020 and concluded that the fair value of the reporting unit was in excess of its carrying amount, and as such, no impairment was required.
Definite-lived intangibles include customer relationships, contract rights, and non-compete
agreements that were acquired through assets acquisition or business combination. These definite-lived intangible assets are amortized over their estimated useful life ranging from two to five years using a straight-line method.
The Company is required to review long-lived assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. We report assets to be disposed of at the lower of the carrying amount or fair value, less cost to sell. There were no event or changes in circumstances, for the years ended December 31, 2019 and 2020, that indicated impairment of any long-lived assets.

Deferred Offering Costs
Deferred Offering Costs
Upon closing of the planned initial public offering (“IPO”), deferred offering costs, consisting of legal, accounting and other fees directly related to the IPO will net against the gross proceeds. As of December 31, 2020, the Company recorded $0.9 million of deferred offering costs that are included in other assets on the accompanying combined balance sheet.

Deferred Rent
Deferred Rent
The Company recognizes rent expense on a straight-line basis over the term of each operating lease commencing on the date the Company takes possession of the leased premises. In addition, the Company records allowances such as free rent or improvement allowances as deferred rent in the combined balance sheets and amortizes the amount on a straight-line basis over the term of the related operating lease.

Long-term incentive compensation plan
Long-term incentive compensation plan
The Company maintains a variable compensation plan and discretionary bonus program for employees and provides individualized long-term incentive plans to certain managers and executives. The variable compensation plan and discretionary bonus program includes cash awards and the long-term incentive plans include issuance of restricted stock grants. The Company periodically grants restricted stock awards to reward performance and incentivize retention.

Stock-based Compensation
Stock-based Compensation
Shares originating from the granting of restricted stock bonus awards, stock options and the sale of stock to employees at prices below fair value are subject to Accounting Standards Codification Topic 718,
Compensation – Stock Compensation
(“ASC Topic 718”) from the date of issuance until retirement. Prior to December 22, 2020, provisions existed in the various agreements governing the ASC Topic 718 shares requiring the Company to repurchase the shares based on circumstances outside its control. As such, the Company classified shares of its common stock outstanding prior to December 22, 2020, subject to ASC Topic 718, as a liability to common shares subject to repurchase. The Company recognized changes in the fair value of the liability as non-cash
compensation expense.
On December 22, 2020 and December 31, 2020, the Company modified its stock-based compensation agreements resulting in a change in classification of the majority of these awards from liability to equity. The modification resulted in a final fair value liability measurement and non-cash
compensation expense relating to certain of the shares subject to repurchase and the effective exchange of those shares for permanent equity. Certain stock-based awards for which there were no modifications to the terms of repurchase continue remain classified as liabilities with periodic changes in the fair value measurement recognized as non-cash
compensation expense.
For ASC Topic 718 stock-based awards classified as permanent equity, the Company generally recognizes non-cash
compensation expense on a ratable basis over the applicable service period based on the award date fair value. The Company has elected to use the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options. The Company accounts for forfeitures when they occur.

Non-recourse Notes Treated as Substantive Options
Non-recourse
Notes Treated as Substantive Options
Certain stock subscription notes receivable of the Company are non-recourse.
As such, these notes are substantive options under ASC Topic 718 subject to the Black-Scholes-Merton method of computing compensation cost. The option strike price is calculated as the purchase price of the shares plus the estimated interest per share expected to be collected during the term of the note. Because at any time the notes may be pre-paid,
the Company recognizes the total calculated compensation cost at the time of issuance. Pursuant to the terms of the notes, the Company collects payments through payroll deductions. The Company considers the payments to be periodic exercises of the options. The Company account for stock purchases through exercise in accordance with ASC Topic 718. No note receivable exists for these non-recourse
notes.

Redeemable Common Shares
Redeemable Common Shares
Prior to December 22, 2020, the Company classified shares issued subject to Accounting Standards Codification 480 –
Distinguishing Liabilities from Equity
(“ASC Topic 480”) as redeemable common stock. Prior to December 22, 2020, provisions existed in the various agreements governing these shares requiring the Company to repurchase the shares based on circumstances outside its control. As such, the Company classified shares of its common stock outstanding prior to December 22, 2020 as redeemable common stock. The Company assessed the fair value of its redeemable common stock at each reporting period. The Company recorded changes in the fair value of the redeemable common as adjustments to retained earnings or accumulated deficit.

On December 22, 2020, the Company modified its agreements resulting in a change in classification from redeemable common stock to permanent equity. The modification resulted in a final fair value measurement of the shares subject to redemption and the effective exchange of those shares for permanent equity.
Fair Value Measurements
Fair Value Measurements
Accounting Standards Codification Topic 820,
Fair Value Measurements and Disclosures
(“ASC Topic 820”) provides the framework for measuring and reporting financial assets and liabilities at fair value. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The codification establishes a three-level disclosure hierarchy to indicate the level of judgment used to estimate fair value measurements:
Level 1:
Quoted prices in active markets for identical assets or liabilities as of the reporting date;
Level
2:
Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs other than quoted prices (such as interest rate and yield curves);
Level 3:
Uses inputs that are unobservable, supported by little or no market activity and reflect significant management judgment.
As of September 30, 2021 and December 31, 2020:

•	The carrying amount of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short duration of these instruments;

•
The carrying amounts of debt obligations approximate their fair values as the terms are comparable to terms currently offered by local financial institutions for arrangements with similar terms to industry peers with comparable credit characteristics. Accordingly, the debt obligations involve Level 2 fair value inputs;

•
As of December 31, 2020 the liability related to shares subject to repurchase is recognized at fair value using Level 3 inputs that were primarily determined based on the contractual settlement price as defined by the terms of the Company’s Shareholders’
Buy-Sell
Agreement. As of September 30, 2021 the liability related to shares subject to repurchase is recognized at fair value using Level 1 inputs as there is an active market for the Company’s publicly traded stock. For further discussion, see Note 15,
Stock Bonus Plan
.

Fair Value Measurements
Accounting Standards Codification Topic 820,
Fair Value Measurements and Disclosures
(“ASC Topic 820”) provides the framework for measuring and reporting financial assets and liabilities at fair value. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The codification establishes a three-level disclosure hierarchy to indicate the level of judgment used to estimate fair value measurements:

Level 1:	Quoted prices in active markets for identical assets or liabilities as of the reporting date;

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs other than quoted prices (such as interest rate and yield curves);

Level 3:	Uses inputs that are unobservable, supported by little or no market activity and reflect significant management judgment.
As of December 31, 2019, and 2020:

•	The carrying amount of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short duration of these instruments

•
The carrying amounts of debt obligations approximate their fair values as the terms are comparable to terms currently offered by local financial institutions for arrangements with similar terms to industry peers with comparable credit characteristics. Accordingly, the debt obligations involve Level 2 fair value inputs.

•
The liability related to shares subject to repurchase is recognized at fair value using Level 3 inputs that were primarily determined based on the contractual settlement price as defined by the terms of the Company’s Shareholders’
Buy-Sell
Agreement.
See Note 18 for further discussion.

Advertising Expense		Advertising Expense The Company expenses the cost of advertising as incurred. Advertising expense was $0.1 million and $0.1 million for the years ended December 31, 2019 and 2020, respectively.
Income Taxes
Income Taxes
The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.
The Company recognizes the effect of a change in tax rates on deferred tax assets and liabilities in income in the period that includes the enactment date. The Company’s effective tax rate for the nine months ended September 30, 2021 and 2020 was (18.6%) and 37.03%.
The Company assesses uncertain tax positions to determine whether the position will more likely than not be sustained upon examination by the Internal Revenue Service (IRS) or other taxing authorities. If the Company cannot reach a more-likely-than-not
determination, no benefit is recorded. If the Company determines that the tax position is more likely than not to be sustained, the Company records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.
The Company files income tax returns in the U.S. federal jurisdiction and certain states in which it operates. Based on the timing of the filing of certain tax returns, the Company’s federal income tax returns for tax years 2017 and after remain subject to examination by the U.S. Internal Revenue Service. The statute of limitations on the Company’s state income tax returns generally conforms to the federal three-year statute of limitations.

Income Taxes
On January 1, 2018, the Company changed it election from an
S-corporation
to a
C-corporation.
Prior to January 1, 2018, the shareholders of the Company were responsible for their proportionate share of the Company’s taxable income. For the years ended December 31, 2019 and 2020, the Company qualified as a cash basis taxpayer based on our shares being 95% employee owned. As such, we calculate our current tax expense on a cash basis and accrue future tax expenses resulting from associated timing differences as deferred tax liabilities.
The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the combined financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company recognizes the effect of a change in tax rates on deferred tax assets and liabilities in income in the period that includes the enactment date.
The Company assesses uncertain tax positions to determine whether the position will more likely than not be sustained upon examination by the Internal Revenue Service (IRS) or other taxing authorities. If the Company cannot reach a more-likely-than-not
determination, no benefit is recorded. If the Company determines that the tax position is more likely than not to be sustained, the Company records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Segments
Segments
The Company operates in one segment based upon the financial information used by its chief operating decision maker in evaluating the financial performance of its business and allocating resources. The single segment represents the Company’s core business of providing engineering and related professional services to its customers.

Segments
The Company operates in one segment based upon the financial information used by its chief operating decision maker in evaluating the financial performance of its business and allocating resources. The single segment represents the Company’s core business of providing engineering and related professional services to its customers.

Recently Issued Accounting Guidance
Recently Issued Accounting Guidance
Accounting guidance not yet adopted
Leases
. In February 2016, the FASB issued Accounting Standards Update
2016-02,
Leases (Topic 842) (“ASU
2016-02”)
to increase transparency and comparability of accounting for lease transactions by requiring lessees to recognize the right-of-use
assets and lease liabilities on the balance sheet and to disclose qualitative and quantitative information about lease transactions and enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The effective date of ASU
2016-02
for the Company is January 1, 2022, with early adoption permitted. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements and related disclosures.
Financial Instruments—Credit Losses
. In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326) to replace the incurred loss impairment methodology under U.S. GAAP. This ASU introduces a new accounting model, the Current Expected Credit Losses model (CECL), which could result in earlier recognition of credit losses and additional disclosures related to credit risk. The CECL model will require the Company to use a forward-looking expected credit loss impairment methodology for the recognition of credit losses for financial instruments at the time the financial asset is originated or acquired, and require a loss be incurred before it is recognized. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. The new standard will apply to accounts receivable, loans, and other financial instruments. This standard is effective for the Company beginning January 1, 2023. Adoption of ASU
2016-13
will be applied using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date. The Company is currently evaluating the impact of this ASU on our consolidated financial statements.
Goodwill
. In January 2017, the FASB issued ASU
2017-04,
Intangibles-Goodwill and Other (Topic 350), simplifying the Test for Goodwill Impairment. ASU
2017-04
eliminates Step 2 of the goodwill impairment test. Goodwill impairment will now be the amount by which the reporting unit’s carrying amount exceeds its fair value, limited to the carrying amount of the goodwill. ASU
2017-04
is effective for us beginning January 1, 2022. The Company does not expect the impact of this ASU to be material to its consolidated financial statements.

Recently Issued Accounting Guidance
Accounting guidance not yet adopted
Leases
. In February 2016, the FASB issued Accounting Standards Update
2016-02,
Leases (Topic 842) (“ASU
2016-02”)
to increase transparency and comparability of accounting for lease transactions by requiring lessees to recognize the right-of-use
assets and lease liabilities on the balance sheet and to disclose qualitative and quantitative information about lease transactions and enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The effective date of ASU
2016-02
for the Company is January 1, 2022, with early adoption permitted. The Company is currently evaluating the impact this ASU may have on its combined financial statements and related disclosures.
Financial Instruments – Credit Losses
. In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326) to replace the incurred loss impairment methodology under U.S. GAAP. This ASU introduces a new accounting model, the Current Expected Credit Losses model (CECL), which could result in earlier recognition of credit losses and additional disclosures related to credit risk. The CECL model will require the Company to use a forward-looking expected credit loss impairment methodology for the recognition of credit losses for financial instruments at the time the financial asset is originated or acquired, and require a loss be incurred before it is recognized. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. The new standard will apply to accounts receivable, loans, and other financial instruments. This standard is effective for the Company beginning January 1, 2023. Adoption of ASU
2016-13
will be applied using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date. The Company is currently evaluating the impact of this ASU on our combined financial statements.
Goodwill
. In January 2017, the FASB issued ASU
2017-04,
Intangibles-Goodwill and Other (Topic 350), simplifying the Test for Goodwill Impairment. ASU
2017-04
eliminates Step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which the reporting unit’s carrying amount exceeds its fair value, limited to the carrying amount of the goodwill. ASU
2017-04
is effective for us beginning January 1, 2022. The Company does not expect the impact of this ASU to be material to its combined financial statements.